Feb. 27, 2025
Invesco Oppenheimer International Growth Fund
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses[2]	0.19	0.19	0.19	0.19	0.13	0.06

Total Annual Fund Operating Expenses	1.10	1.86	1.36	0.86	0.80	0.73

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses[2]	0.19	0.19	0.19	0.19	0.13	0.06

Total Annual Fund Operating Expenses	1.10	1.86	1.36	0.86	0.80	0.73

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$656	$880	$1,123	$1,816

Class C	$289	$585	$1,006	$1,981

Class R	$138	$431	$745	$1,635

Class Y	$88	$274	$477	$1,061

Class R5	$82	$255	$444	$990

Class R6	$75	$233	$406	$906

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$656	$880	$1,123	$1,816

Class C	$189	$585	$1,006	$1,981

Class R	$138	$431	$745	$1,635

Class Y	$88	$274	$477	$1,061

Class R5	$82	$255	$444	$990

Class R6	$75	$233	$406	$906

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund mainly invests in the common stock of growth companies that are domiciled or have their primary operations outside of the United States. The Fund may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles) as well as in developed markets throughout the world. From time to time the Fund may place greater emphasis on investing in one or more particular regions such as Europe or Asia. Under normal market conditions the Fund will:
■
invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and
■
emphasize investments in common stocks of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy preferred stocks, securities convertible into common stock and other securities having equity features.
In selecting investments for the Fund’s portfolio, the portfolio managers evaluate investment opportunities on a company-by-company basis. The portfolio managers look primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.
The portfolio managers currently focus on the following factors, which may vary in particular cases and may change over time:
■
companies that enjoy a strong competitive position and high demand for their products or services;
■
companies with accelerating earnings growth and cash flow; and
■
diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Growth Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	20.52%
Worst Quarter	March 31, 2020	-19.99%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	3/25/1996	-7.15%	1.90%	3.79%
Return After Taxes on Distributions		-9.30	-0.30	2.64
Return After Taxes on Distributions and Sale of Fund Shares		-2.57	1.57	3.11

Class C	3/25/1996	-3.39	2.28	3.75

Class R	3/1/2001	-2.00	2.79	4.12

Class Y	9/7/2005	-1.50	3.31	4.64

Class R5	5/24/2019	-1.44	3.43	4.59 [1]

Class R6	3/29/2012	-1.41	3.45	4.80

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		5.53	4.10	4.80

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.